Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

	Office equipment andfurniture	Construction in progress	Site equipment and infrastructure	Vehicles	Right- of-use assets	Total

Cost
As at October 1, 2023	$3,441	$–	$–	$86,132	$–	$89,573
Acquisition of Reliant Ventures S.A.C	364	55,796	23,438	3,670	–	83,268
Additions	2,199	–	29,344	–	–	31,543
Disposals	–	–	(1,522)	(6,252)	–	(7,774)
Foreign exchange adjustment	212	1,267	1,541	2,978	–	5,998
As at September 30, 2024	$6,216	$57,063	$52,801	$86,528	$–	$202,608
Additions	29,389	31,766	143,001	–	13,155	217,311
Disposals	–	–	(4,364)	–	–	(4,364)
Foreign exchange adjustment	2,114	6,374	15,127	(8,944)	140	14,811
As at December 31, 2025	$37,719	$95,203	$206,565	$77,584	$13,295	$430,366

Accumulated amortization
As at October 1, 2023	$1,880	$–	$–	$76,597	$–	$78,477
Amortization	1,332	–	19,277	8,999	–	29,608
As at September 30, 2024	$3,212	$–	$19,277	$85,596	$–	$108,085
Amortization	5,001	–	34,777	2,506	3,100	45,384
Disposal	–	–	(4,364)	–	–	(4,364)
Foreign exchange adjustment	568	–	(6,856)	(11,077)	(32)	(17,397)
As at December 31, 2025	$8,781	$–	$42,834	$77,025	$3,068	$131,708

Net book value
As at September 30, 2024	$3,004	$57,063	$33,524	$932	$–	$94,523
As at December 31, 2025	$28,938	$95,203	$163,731	$559	$10,227	$298,658